PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	December 31,
	2021	2020
Cost:
Computers and peripheral equipment	$24,561	$23,616
Office furniture and equipment	12,578	12,004
Leasehold improvements	3,184	3,213

	40,323	38,833
Accumulated depreciation:
Computers and peripheral equipment	22,644	21,697
Office furniture and equipment	10,689	10,136
Leasehold improvements	2,596	2,407

	35,929	34,240

Depreciated cost	$4,394	$4,593